Submission	Mar. 13, 2026
Submission [Line Items]
Central Index Key	0001859919
Registrant Name	Barings Private Credit Corporation
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A